                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                             -----------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.
Institutional Investment Manager Filing this Report:
Name:    SELZ CAPITAL LLC
Address: 600 FIFTH AVENUE
         25TH FLOOR
         NEW YORK, NY 10020

Form 13F File Number: 28-028-10873

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:

Name:  BERNARD SELZ
Title: MANAGING MEMBER
Phone: 212 218-8270

Signature, Place, and Date of Signing:
[GRAPHIC APPEARS HERE]           NEW YORK, NY             JULY 13, 2006
------------------------     ---------------------     ------------------
[Signature]                     [City, State]                [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
    Form 13F File Number        Name
    28-                            --
       ------------------       ------------------------
    [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:              -0-
                                         -------------------
 Form 13F Information Table Entry Total:         33
                                         -------------------
 Form 13F Information Table Value Total: $ 197,966
                                         -------------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                              NONE
     ----      ---------------------         ----------------------
     [Repeat as necessary.]

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
Column 1                Column 2       Column 3     Column 4       Column 5         Column 6                  Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Voting Authority
Name of Issuer        Title of Class    Cusip        Value     Shares/ Amount/      Investment       --------------------------
                                                   (x$1000)     Prn    Put-Call     Discretion        Sole    Shared      None
-------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP
LTD                       COM         G3223R108      5,532     63,900  SH           SOLE             10,000        -     53,900
AMERICAN INTL GROUP INC   JUL 55 CALL 0268749G4        440      1,000  CALL         SOLE                  -        -      1,000
AMERICAN INTL GROUP INC   COM         026874107     10,588    179,300  SH           SOLE             16,000        -    163,300
AMERICAN TOWER CORP       CL A        029912201      1,867     60,000  SH           SOLE              9,000        -     51,000
ANGIOTECH PHARMACEUTICALS
INC                       COM         034918102      1,166    100,000  SH           SOLE             21,000        -     79,000
ANNALY MTG MGMT INC       COM         035710409        400     31,200  SH           SOLE                  -        -     31,200
BARRICK GOLD CORP         COM         067901108      1,367     46,300  SH           SOLE              8,000        -     38,300
COMPTON PETE CORP         COM         204940100      9,304    805,000  SH           SOLE            137,000        -    668,000
CORNING INC               COM         219350105      3,629    150,000  SH           SOLE             24,000        -    126,000
CROWN HOLDINGS INC        COM         228368106      5,450    350,000  SH           SOLE             73,000        -    277,000
ENSCO INTL INC            COM         26874Q100      4,602    100,000  SH           SOLE             21,000        -     79,000
EMDEON CORP               COM         290849108        509     41,000  SH           SOLE              9,000        -     32,000
ESPEED INC                CL A        296643109      1,666    200,000  SH           SOLE             52,000        -    148,000
FARO TECHNOLOGIES INC     COM         311642102      3,392    200,000  SH           SOLE             42,000        -    158,000
FLAMEL TECHNOLOGIES       SPONSORED
SA                        ADR         338488109      8,391    454,300  SH           SOLE             67,000        -    387,300
FOXHOLLOW TECHNOLOGIES
INC                       COM         35166A103      5,601    205,000  SH           SOLE             20,000        -    185,000
GOLDCORP INC NEW          COM         380956409     27,670    915,625  SH           SOLE            194,000        -    721,625
ISHARES SILVER TRUST      ISHARES     46428Q109      3,342     30,000  SH           SOLE              6,000        -     24,000
MEMC ELECTR MATLS INC     COM         552715104     14,764    393,700  SH           SOLE             76,000        -    317,700
MESA AIR GROUP INC        COM         590479101      6,562    666,200  SH           SOLE            110,000        -    556,200
PFIZER INC                COM         717081103      4,710    200,680  SH           SOLE             42,000        -    158,680
PRECISION DRILLING TR     TR UNIT     740215108      2,491     75,000  SH           SOLE             12,000        -     63,000
RANDGOLD RES LTD          ADR         752344309      4,494    214,000  SH           SOLE             41,100        -    172,900
RIMAGE CORP               COM         766721104      3,941    193,000  SH           SOLE             33,000        -    160,000
SEABRIGHT INSURANCE HLDGS
IN                        COM         811656107      1,289     80,000  SH           SOLE              9,000        -     71,000
SMURFIT-STONE CONTAINER
CORP                      COM         832727101        219     20,000  SH           SOLE                  -        -     20,000
SPIRIT FIN CORP           COM         848568309        450     40,000  SH           SOLE                  -        -     40,000
SUPERIOR ENERGY SVCS INC  COM         868157108      2,034     60,000  SH           SOLE             12,000        -     48,000
TESCO CORP                COM         88157K101     35,626  1,731,700  SH           SOLE            220,000        -  1,511,700
3-D SYS CORP DEL          COM NEW     88554D205     11,160    555,500  SH           SOLE             81,000        -    474,500
VENTAS INC                COM         92276F100      4,303    127,000  SH           SOLE                  -        -    127,000
WRIGHT EXPRESS CORP       COM         98233Q105     10,634    370,000  SH           SOLE             82,000        -    288,000
ZI CORP                   COM         988918108        373    300,000  SH           SOLE             76,000        -    224,000

                                                   197,966